Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, Net [Abstract]
Allowance for the doubtful accounts	$ 298,224	$ 307,026
Bad debt expense	$ 27,696	$ 26,880